Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS

A. Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair value of the Company's outstanding derivative instruments as of December 31, 2012 and December 31, 2011 is summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
Derivatives designated as hedging instruments
Foreign exchange contracts	$21,100	$9,908	$3,095	$23,914
Cross-currency interest rate swaps	22,415	8,877	-	-
	43,515	18,785	3,095	23,914
Derivatives not designated as hedging instruments
Foreign exchange contracts	3,638	4,847	1,897	1,363
Options exchange contracts	-	-	-	677
	$3,638	$4,847	$1,897	$2,040

(*) Presented as part of other assets receivables and long term other receivables.

(**) Presented as part of other payables and long term other payables.

B. The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2012 and December 31, 2011 is summarized below:

					Ineffective Portion of Gain of
	Gain (Loss) Recognized		Gain (loss) on Effective Portion		Derivative and Amount
	in Other Comprehensive		of Derivative Reclassified		Excluded from Effectiveness
	Income on Effective-		from Accumulated Other		Testing Recognized in Income
	Portion of Derivative, net		Comprehensive Income (*)			(**)
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012		2011
Derivatives designated as hedging instruments
Foreign exchange contracts	$12,277	$(13,914)	$(15,831)	$7,438	$180		$585
Derivatives not designated as hedging instruments
Foreign exchange Contracts	$-	$-	$-	$-	$150		$461

(*) Presented as part of revenues/cost of sales

(**) Presented as part of financial income (expenses), net

C. The net effect of the cross-currency swaps was approximately $11,981 of gain, of which approximately $2,900 was offset against exchange rate difference, related to Series A Notes and approximately $9,081 was offset against interest expenses.

D. The notional amounts of outstanding foreign exchange forward contracts at December 31, 2012 and December 31, 2011, is summarized below:

		Forward contracts
	Buy		Sell
	December 31,		December 31,
	2012	2011	2012	2011
Euro	$60,665	$57,022	$131,696	$154,251
GBP	45,262	30,868	28,268	45,095
NIS	386,017	654,105	-	-
Other	4,344	14,073	14,871	34,120
	$496,288	$756,068	$174,835	$233,466